Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 04, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 05, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Invesco Developing Markets Fund | Invesco Funds - Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif826644_SupplementTextBlock

Statutory Prospectus Supplement dated May 4, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:

Invesco Developing Markets Fund

The information appearing under the heading “Fund Summaries – INVESCO DEVELOPING MARKETS FUND – Investment Objective” is deleted in its entirety and replaced with the following:

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	“The Fund’s investment objective is long-term growth of capital.”
Supplement Strategies [Text Block]	aimif826644_SupplementStrategiesTextBlock

The information appearing in the fourth paragraph, under the heading “Fund Summaries – INVESCO DEVELOPING MARKETS FUND – Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

“The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. Currently the Fund is unable to trade in local shares of Indian companies.”

Supplement Risk [Text Block]	aimif826644_SupplementRiskTextBlock	The information appearing under the heading “Fund Summaries – INVESCO DEVELOPING MARKETS FUND – Principal Risks of Investing in the Fund” is deleted in its entirety and replaced with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

“As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.
Invesco Developing Markets Fund | Invesco Developing Markets Fund - Class A, B, C and Y
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimif826644_SupplementTextBlock

Statutory Prospectus Supplement dated May 4, 2011

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Classes A, B, C and Y shares of the Fund listed below:

Invesco Developing Markets Fund

The information appearing under the heading “FUND SUMMARY — Investment Objective” is deleted in its entirety and replaced with the following:

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	“The Fund's investment objective is long-term growth of capital.”
Supplement Strategies [Text Block]	aimif826644_SupplementStrategiesTextBlock

The information appearing in the fourth paragraph, under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

“The Fund invests, under normal circumstances, in issuers located in at least three countries outside of the U.S., but it will invest no more than 25% of its total assets in issuers in any one country. As of October 31, 2010, the principal countries in which the Fund was invested were Brazil, Mexico, the Philippines, China and Indonesia. The Fund may hold no more than 40% of its total assets in any one foreign currency and securities denominated in or indexed to such currency. Currently the Fund is unable to trade in local shares of Indian companies.”

Supplement Risk [Text Block]	aimif826644_SupplementRiskTextBlock	The information appearing under the heading “FUND SUMMARY — Principal Risks of Investing in the Fund” is deleted in its entirety and replaced with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

“As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.”

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.